Income from companies accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2019
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Schedule of income from companies accounted for using the equity method
The detail of Income from companies accounted for using the equity method is as follows:

Million euros
	2019	2018	2017
Zurich Santander Insurance America, S.L. - Consolidated	197	194	241
WiZink Bank, S.A.	—	56	36
Allianz Popular, S.L.	30	45	15
Companhia de Crédito, Financiamento e Investimento RCI Brasil	25	21	19
SAM Investment Holdings Limited	—	—	87
Project Quasar Investments 2017, S.L.	(350)	—	—
Other entities	422	421	306
	324	737	704